First Trust Multi Cap Growth AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	164 Months Ended	212 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq AlphaDEX Multi Cap Growth(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		24.47%	13.55%
Nasdaq US Multi Cap Growth(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.11%	16.48%
S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.95%	14.13%	12.79%		10.08%
S&P Composite 1500® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			34.15%	16.48%	14.83%		12.03%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%	13.21%	9.93%
First Trust Multi Cap Growth AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			23.68%	12.80%	11.47%		9.47%
Performance Inception Date		May 08, 2007
First Trust Multi Cap Growth AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.40%	12.59%	11.27%		9.30%
First Trust Multi Cap Growth AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.01%	10.14%	9.44%		8.04%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.